United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/2012

Date of Reporting Period: Quarter ended 11/30/2011

Item 1. Schedule of Investments

Federated Intermediate Government/Corporate Fund

Portfolio of Investments

November 30, 2011 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 32.3%
		Basic Industry - Chemicals – 1.2%
$125,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	157,329
8,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	8,379
100,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	100,305
20,000		Praxair, Inc., 4.625%, 3/30/2015	22,033
50,000		RPM International, Inc., 6.50%, 2/15/2018	56,052
100,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	108,210
35,000		Rohm & Haas Co., 6.00%, 9/15/2017	39,803
		TOTAL	492,111
		Basic Industry - Metals & Mining – 1.3%
35,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	33,377
100,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	106,985
120,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	150,283
100,000		ArcelorMittal, Sr. Unsecd. Note, 5.25%, 8/5/2020	88,434
50,000		BHP Finance (USA), Inc., Company Guarantee, 6.50%, 4/1/2019	61,635
50,000		Barrick Gold Corp., Sr. Unsecd. Note, 6.95%, 4/1/2019	59,964
50,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	48,150
		TOTAL	548,828
		Basic Industry - Paper – 0.6%
125,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	150,223
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	109,616
		TOTAL	259,839
		Capital Goods - Aerospace & Defense – 0.4%
50,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	54,625
100,000		Goodrich Corp., Sr. Unsecd. Note, 3.60%, 2/1/2021	102,115
25,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	24,994
		TOTAL	181,734
		Capital Goods - Building Materials – 0.4%
125,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	124,212
50,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	57,249
		TOTAL	181,461
		Capital Goods - Construction Machinery – 0.1%
25,000		Caterpillar, Inc., 7.00%, 12/15/2013	27,954
		Capital Goods - Diversified Manufacturing – 0.5%
15,000		Dover Corp., Note, 5.45%, 3/15/2018	17,629
10,000		Emerson Electric Co., 4.875%, 10/15/2019	11,490
50,000		Harsco Corp., 5.75%, 5/15/2018	57,021
10,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 6.50%, 2/13/2013	10,504
50,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	60,010
40,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	29,400
		TOTAL	186,054
		Capital Goods - Environmental – 0.3%
50,000		Republic Services, Inc., Company Guarantee, 5.25%, 11/15/2021	55,937
50,000		Waste Management, Inc., 7.375%, 3/11/2019	62,070
		TOTAL	118,007

Principal Amount or Shares			Value
		Communications - Media & Cable – 1.2%
$100,000		Comcast Corp., Company Guarantee, 5.15%, 3/1/2020	111,220
100,000		Comcast Corp., Company Guarantee, 5.70%, 5/15/2018	113,569
45,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	53,051
50,000		Cox Communications, Inc., 7.125%, 10/1/2012	52,571
150,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	173,031
		TOTAL	503,442
		Communications - Telecom Wireless – 0.5%
75,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	82,906
50,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	50,383
10,000		Vodafone Group PLC, 5.35%, 2/27/2012	10,105
40,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	46,102
		TOTAL	189,496
		Communications - Telecom Wirelines – 1.0%
110,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	106,011
20,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	21,657
95,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	114,981
29,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	29,209
125,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.10%, 4/15/2018	148,372
		TOTAL	420,230
		Consumer Cyclical - Automotive – 0.3%
100,000	[1,2]	Nissan Motor Acceptance Corp., Note, Series 144A, 4.50%, 1/30/2015	103,953
		Consumer Cyclical - Entertainment – 1.0%
100,000		Time Warner, Inc., Company Guarantee, 4.75%, 3/29/2021	105,622
125,000		Time Warner, Inc., Company Guarantee, 6.875%, 6/15/2018	147,253
55,000		Viacom, Inc., Sr. Unsecd. Note, 3.50%, 4/1/2017	56,879
100,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	106,979
		TOTAL	416,733
		Consumer Cyclical - Lodging – 0.5%
150,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	162,693
50,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	54,385
		TOTAL	217,078
		Consumer Cyclical - Retailers – 0.2%
25,000		Home Depot, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	29,725
60,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	59,250
		TOTAL	88,975
		Consumer Non-Cyclical - Food/Beverage – 0.8%
40,000		General Mills, Inc., Note, 5.70%, 2/15/2017	47,020
20,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	20,870
110,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 2/1/2018	127,144
25,000		PepsiCo, Inc., 4.65%, 2/15/2013	26,200
110,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 8/15/2039	111,062
10,000	[1,2]	The Coca-Cola Co., Sr. Note, Series 144A, 1.80%, 9/1/2016	10,087
		TOTAL	342,383
		Consumer Non-Cyclical - Health Care – 0.9%
175,000		Boston Scientific Corp., 4.50%, 1/15/2015	183,050
50,000		CareFusion Corp., Sr. Unsecd. Note, 6.375%, 8/1/2019	58,643
35,000		Covidien International Finance SA, 5.45%, 10/15/2012	36,394
100,000		Life Technologies Corp., Sr. Note, 6.00%, 3/1/2020	111,576
		TOTAL	389,663

Principal Amount or Shares			Value
		Consumer Non-Cyclical - Pharmaceuticals – 0.4%
$25,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	26,406
150,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 4.50%, 4/1/2021	153,335
		TOTAL	179,741
		Consumer Non-Cyclical - Products – 0.3%
100,000		Whirlpool Corp., Note, 8.00%, 5/1/2012	102,793
		Consumer Non-Cyclical - Supermarkets – 1.1%
25,000		Kroger Co., 5.00%, 4/15/2013	26,239
150,000		Kroger Co., 7.50%, 1/15/2014	168,509
100,000		Kroger Co., Company Guarantee, 6.15%, 1/15/2020	119,604
100,000		Kroger Co., Note, 6.80%, 12/15/2018	121,295
		TOTAL	435,647
		Consumer Non-Cyclical - Tobacco – 0.3%
45,000		Altria Group, Inc., 9.25%, 8/6/2019	58,242
50,000		Philip Morris International, Inc., 5.65%, 5/16/2018	58,118
		TOTAL	116,360
		Energy - Independent – 0.6%
70,000		Devon Energy Corp., 6.30%, 1/15/2019	85,081
150,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	158,415
		TOTAL	243,496
		Energy - Integrated – 0.9%
150,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	155,275
100,000		BP Capital Markets PLC, Company Guarantee, 4.742%, 3/11/2021	110,291
100,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	109,525
		TOTAL	375,091
		Energy - Oil Field Services – 0.3%
125,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	126,468
		Energy - Refining – 0.9%
100,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	106,957
200,000		Valero Energy Corp., 9.375%, 3/15/2019	246,748
		TOTAL	353,705
		Financial Institution - Banking – 3.4%
90,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	91,170
50,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	51,129
25,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	24,687
50,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	50,759
150,000		Bank of America Corp., Sr. Unsecd. Note, 7.625%, 6/1/2019	147,730
60,000		Capital One Capital IV, 6.745%, 2/17/2037	59,025
25,000		Capital One Capital V, 10.25%, 8/15/2039	26,094
25,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	27,511
150,000		Citigroup, Inc., Note, 4.75%, 5/19/2015	150,836
150,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	150,435
100,000		City National Corp., Note, 5.25%, 9/15/2020	100,255
100,000		J.P. Morgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	109,952
5,000		Merrill Lynch & Co., Inc., Sr. Unsecd. Note, Series MTN, 6.05%, 8/15/2012	5,043
120,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	112,763
50,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	54,472
100,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	92,098
45,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	45,154

Principal Amount or Shares			Value
$100,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.60%, 4/1/2021	106,383
		TOTAL	1,405,496
		Financial Institution - Brokerage – 1.1%
75,000		BlackRock, Inc., 6.25%, 9/15/2017	87,067
15,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.95%, 6/1/2014	16,178
20,000		Eaton Vance Corp., 6.50%, 10/2/2017	22,845
10,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	10,521
170,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	159,800
150,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	177,177
		TOTAL	473,588
		Financial Institution - Finance Noncaptive – 1.9%
25,000		American Express Co., 4.875%, 7/15/2013	26,248
100,000		American Express Co., Note, Series MTN, 2.75%, 9/15/2015	99,292
125,000		American Express Co., Sr. Unsecd. Note, 8.125%, 5/20/2019	158,460
290,000		General Electric Capital Corp., 5.625%, 5/1/2018	314,801
50,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 3.35%, 10/17/2016	51,013
150,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	135,852
		TOTAL	785,666
		Financial Institution - Insurance - Health – 0.2%
75,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	87,622
		Financial Institution - Insurance - Life – 1.3%
150,000		American International Group, Inc., Sr. Unsecd. Note, 3.65%, 1/15/2014	145,439
100,000		Lincoln National Corp., Sr. Secd. Note, 8.75%, 7/1/2019	117,913
40,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	58,672
150,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	175,108
50,000	[1,2]	Pacific Life Global Funding, Sr. Secd. Note, Series 144A, 5.15%, 4/15/2013	52,301
		TOTAL	549,433
		Financial Institution - Insurance - P&C – 1.2%
25,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	27,894
100,000		Berkshire Hathaway, Inc., Floating Rate Note — Sr. Note, Series FRN, 0.99%, 8/15/2014	100,549
100,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	109,053
50,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	59,235
30,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	33,329
75,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, Series 144A, 5.75%, 3/15/2014	77,334
60,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	68,738
25,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	28,068
		TOTAL	504,200
		Financial Institution - REITs – 0.7%
20,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	20,437
115,000		Liberty Property LP, 6.625%, 10/1/2017	129,940
100,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	100,093
50,000		Simon Property Group LP, 6.75%, 5/15/2014	55,205
		TOTAL	305,675
		Sovereign – 0.4%
150,000		Corp Andina De Fomento, Note, 8.125%, 6/4/2019	184,308
		Technology – 1.3%
120,000		Cisco Systems, Inc., Sr. Unsecd. Note, 3.15%, 3/14/2017	128,285
115,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	144,307
150,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	175,611

Principal Amount or Shares			Value
$25,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	28,298
50,000		Hewlett-Packard Co., Sr. Unsecd. Note, 5.50%, 3/1/2018	56,033
		TOTAL	532,534
		Transportation - Railroads – 0.1%
25,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	27,265
		Transportation - Services – 0.5%
40,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	46,025
150,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.15%, 3/2/2015	153,715
		TOTAL	199,740
		Utility - Electric – 2.4%
125,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	147,425
20,000		Consolidated Edison Co., Sr. Unsecd. Note, Series '06-C, 5.50%, 9/15/2016	23,399
20,000	[1,2]	Electricite De France SA, Series 144A, 5.50%, 1/26/2014	21,233
190,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	208,300
30,123	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	33,170
100,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 7/1/2012	105,782
110,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	125,744
10,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	11,854
100,000		Pacific Gas & Electric Co., Sr. Unsecd. Note, 8.25%, 10/15/2018	132,039
100,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	102,323
25,000		Union Electric Co., 6.00%, 4/1/2018	29,691
35,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	36,473
		TOTAL	977,433
		Utility - Natural Gas Distributor – 0.9%
10,000		Atmos Energy Corp., 5.125%, 1/15/2013	10,460
100,000		Atmos Energy Corp., 8.50%, 3/15/2019	131,292
100,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	100,372
75,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	100,913
25,000		Southern California Gas Co., 1st Mtg. Bond, 5.50%, 3/15/2014	27,545
		TOTAL	370,582
		Utility - Natural Gas Pipelines – 0.9%
50,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	52,685
100,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.20%, 9/15/2021	102,080
40,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	45,914
20,000		Enterprise Products Operating LLC, Company Guarantee, Series O, 9.75%, 1/31/2014	23,142
50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/1/2021	56,257
25,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.85%, 9/15/2012	25,853
50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	58,390
		TOTAL	364,321
		TOTAL CORPORATE BONDS (IDENTIFIED COST $13,131,840)	13,369,105
		Asset-Backed Securities – 6.0%
300,000	[1,2]	Ally Master Owner Trust 2010-1, Class A, 1.999%, 1/15/2015	303,708
250,000		Ally Master Owner Trust 2011-1 A1, Class A1, 1.119%, 1/15/2016	250,606
135,000		American Express Credit Account Master Trust, Class B, 0.519%, 3/16/2015	134,771
295,000	[1,2]	BMW Floorplan Master Owner Trust 2009-1, Class A, 1.399%, 9/15/2014	296,963
300,000		Citibank Credit Card Issuance Trust, Class C3, 0.659%, 7/15/2014	299,276
300,000	[1,2]	Citibank Omni Master Trust 2009-A8, Class A8, 2.349%, 5/16/2016	302,146
300,000		Ford Credit Floorplan Master Owner Trust 2011-1, Class A2, 0.849%, 2/15/2016	300,928

Principal Amount or Shares			Value
$100,000		Nissan Auto Lease Trust 2011-A, Class A2B, 0.429%, 1/15/2014	100,112
300,000	[1,2]	Nissan Master Owner Trust Receivables 2010-AA, Class A, 1.399%, 1/15/2015	302,418
220,590	[1,2]	SMART Series 2011-1US Trust, Class A2B, 0.998%, 4/14/2013	220,605
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,514,734)	2,511,533
		Collateralized Mortgage Obligations – 1.8%
		Commercial Mortgage – 1.6%
100,000	[1,2]	Morgan Stanley Capital I 2011-C1, Class B, 5.2557%, 9/15/2047	93,746
40,000		WF-RBS Commercial Mortgage Trust 2011-C3, Class B, 5.6369%, 11/15/2044	38,157
187,345	[1,2]	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A1, 3.349%, 11/15/2043	193,723
300,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A2, 4.393%, 11/15/2043	318,735
		TOTAL	644,361
		Government Agency – 0.2%
100,000	[1,2]	DBUBS Mortgage Trust 2011-LC2A, Class B, 4.998%, 7/10/2044	91,795
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $743,200)	736,156
		GOVERNMENT AGENCIES – 9.2%
		Federal National Mortgage Association – 9.2%
2,200,000		Federal National Mortgage Association, Note, 2.75%, 2/5/2014	2,305,176
1,500,000		Federal National Mortgage Association, 1.25%, 9/28/2016	1,492,328
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $3,785,756)	3,797,504
		U.S. Treasury – 37.9%
503,315		U.S. Treasury Inflation-Protected Note, 0.625%, 7/15/2021	533,671
933,426		U.S. Treasury Inflation-Protected Note, 1.125%, 1/15/2021	1,033,842
3,400,000		United States Treasury Note, 1.00%, 9/30/2016	3,412,670
3,300,000		United States Treasury Note, 1.25%, 9/30/2015	3,377,602
3,750,000		United States Treasury Note, 1.50%, 7/31/2016	3,855,816
300,000	[3]	United States Treasury Note, 2.125%, 11/30/2014	315,206
3,000,000		United States Treasury Note, 2.375%, 8/31/2014	3,162,815
		TOTAL U.S. TREASURY (IDENTIFIED COST $15,391,540)	15,691,622
		MUTUAL FUNDS – 12.4%[4]
468,921		Federated Mortgage Core Portfolio	4,764,234
375,484	[5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.20%	375,484
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $5,133,562)	5,139,718
		TOTAL INVESTMENTS — 99.6% (IDENTIFIED COST $40,700,632)[6]	41,245,638
		OTHER ASSETS AND LIABILITIES - NET — 0.4%[7]	151,842
		TOTAL NET ASSETS — 100%	$41,397,480

At November 30, 2011, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[8] United States Treasury Notes, 5-Year Long Futures	5	$613,203	March 2012	$184
[8] United States Treasury Bond, 30-Year Short Futures	25	$3,534,375	March 2012	$29,829
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$30,013

The average notional amount of long and short futures contracts held by the Fund throughout the period was $306,563 and $2,721,328, respectively. This is based on amounts held as of each month-end throughout the period.

Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2011, these restricted securities amounted to $2,727,354, which represented 6.6% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At November 30, 2011, these liquid restricted securities amounted to $2,727,354, which represented 6.6% of total net assets.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long and short futures contracts.
4	Affiliated holdings.
5	7-Day net yield.
6	At November 30, 2011, the cost of investments for federal tax purposes was $40,700,632. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $545,006. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $799,914 and net unrealized depreciation from investments for those securities having an excess of cost over value of $254,908.
7	Assets, other than investments in securities, less liabilities.
8	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds*	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$13,369,105	$ —	$13,369,105
Asset-Backed Securities	—	2,511,533	—	2,511,533
Collateralized Mortgage Obligations	—	736,156	—	736,156
Government Agencies	—	3,797,504	—	3,797,504
U. S. Treasury	—	15,691,622	—	15,691,622
Mutual Funds	5,139,718	—	—	5,139,718
TOTAL SECURITIES	$5,139,718	$36,105,920	$ —	$41,245,638
OTHER FINANCIAL INSTRUMENTS**	$30,013	$ —	$ —	$30,013
*	Federated Mortgage Core Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors.
**	Other financial instruments include futures contracts.

The following acronyms are used throughout this portfolio:

FRN	— Floating Rate Note
MTN	— Medium Term Note
REITs	— Real Estate Investment Trusts

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date January 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date January 23, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date January 23, 2012